Debt - Summary of Cash Flow Related To Debt (Parenthetical) (Details) (USD $)	Dec. 31, 2014
$27,000,000 Revolving Note Payable
Debt Instrument [Line Items]
Debt instrument, face amount	$ 27,000,000
$62,500,000 Revolving Note Payable
Debt Instrument [Line Items]
Debt instrument, face amount	62,500,000
$1,500,000 10% Note
Debt Instrument [Line Items]
Debt instrument, face amount	1,500,000
Debt instrument stated percentage	10.00%
$40,000,000 Credit Facilities | Revolving Credit Facility
Debt Instrument [Line Items]
Debt instrument, face amount	40,000,000
$2,000,000 Convertible Shareholder Note
Debt Instrument [Line Items]
Debt instrument, face amount	$ 2,000,000